Intangible Assets, Net (Details) - Schedule of estimated amortization expenses	Dec. 31, 2022 USD ($)
Schedule of Estimated Amortization Expenses [Abstract]
2023	$ 205,859
2024	171,057
2025	74,576
2026	74,576
2027	74,576
Thereafter	254,468
Total	$ 855,112